Foreign exchange fluctuations (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Exchange Fluctuations
Revenue with Exchange Variations	R$ 104,400,557	R$ 170,221,459	R$ 196,480,319
Expenses with Exchange Variations	(103,335,390)	(169,675,569)	(198,482,605)
Total	R$ 1,065,167	R$ 545,890	R$ (2,002,286)